Trade and other payables	12 Months Ended
Dec. 31, 2017
Disclosure of trade and other payables [text block]
12.	Trade and other payables

$000	Note	Dec 31, 2017	Dec 31, 2016
Trade payables		26,766	27,993
Payroll and other compensation		13,513	11,609
Accruals and other payables		101,407	78,701
Gounkoto priority dividend	2	7,602	9,074
		149,288	127,377

Kibali Jersey Limited [member]
Disclosure of trade and other payables [text block]
18. TRADE AND OTHER PAYABLES

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Trade payables	46,060	57,590	61,193
Payroll and other compensations	1,908	1,813	2,240
Bank account in overdraft	12,762	11,551	7,346
Accruals and other payables	43,903	60,905	46,304
	104,633	131,859	117,083

Accruals and other payables include retention, in respect of contracts with suppliers, of $8.3 million (2016: $17.9 million) (2015: $16.0 million). Accruals and other payables include Nil (2016: $8.0 million) (2015: Nil) in respect of dividends declared but unpaid.

Trade and other payables are all due within a 120 days maximum.